Document and Entity Information	Sep. 02, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001473078
Document Type	8-K
Document Period End Date	Sep. 02, 2019
Entity Registrant Name	CHESAPEAKE LODGING TRUST
Entity Incorporation State Country Code	MD
Entity File Number	001-34572
Entity Tax Identification Number	27-0372343
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, Address Line Two	Suite 625
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(571)
Local Phone Number	349-9450
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $.01 par value
Trading Symbol	CHSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false